Expense Example (Invesco Moderately Conservative Allocation Fund, Class Institutional, Invesco Moderately Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Moderately Conservative Allocation Fund | Class Institutional, Invesco Moderately Conservative Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 80
3 Years	297
5 Years	531
10 Years	$ 1,205